Summary of Significant Accounting Policies - Schedule of Suppliers or Subcontractors Accounts Payable (Details) - Supplier Concentration Risk [Member] - Accounts Payable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplier A [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Products/services supplied	Materials
Percentage of accounts payable (%)	29.00%
Subcontractor B [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Products/services supplied	Subcontract service
Percentage of accounts payable (%)		22.00%
Subcontractor C [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Products/services supplied	Subcontract service	Subcontract service
Percentage of accounts payable (%)		12.00%
Subcontractor D [Member]
Schedule of Suppliers or Subcontractors Accounts Payable [Line Items]
Products/services supplied	Subcontract service
Percentage of accounts payable (%)		12.00%